Condensed Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net (loss) income	$ (18,983,000)	$ 5,686,000	$ 6,209,977	$ 2,876,619	$ (1,717,858)
Loss (income) from discontinued operations, net of taxes	765,000	(13,000)	471,121	(118,812)	155,996
Income (loss) from continuing operations	(18,218,000)	5,673,000	6,681,098	2,757,807	(1,561,862)
Adjustments to reconcile net (loss) income to net cash provided by continuing operating activities:
Depreciation and amortization	3,114,000		976,260	996,631	739,824
Provision for bad debts	1,664,000	1,803,000	2,238,902	2,424,283	1,803,930
Amortization of debt issuance costs	684,000
Equity-based compensation expense	19,843,000
Deferred income tax expense	(109,000)	(109,000)	(144,995)
Other	(170,000)
Loss (income) from discontinued operations, net of taxes	765,000	(13,000)	471,121	(118,812)	155,996
Change in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(4,151,000)	(2,202,000)	(2,174,135)	(2,993,769)	(3,378,594)
Other current assets	(632,000)	469,000
Accounts payable	5,689,000	(303,000)
Accrued salaries and benefits	148,000	148,000	186,651	1,368,821	552,321
Other accrued expenses	544,000	(925,000)
Other liabilities	216,000	27,000
Deposits			(20,334)	(472,876)	(11,549)
Prepaid expenses and other assets			(282,016)	(111,093)	(915,255)
Income taxes receivable			(120,604)
Inventory			(104,742)	26,909	(78,355)
Third-party settlements			563,379	(657,811)	(103,828)
Accounts payable and accrued expenses			540,598	2,065,553	396,933
Related-party payable				(206,724)	186,013
Insurance reserves			(249,636)	851,680	317,435
Net cash provided by continuing operating activities	8,622,000	5,309,000	8,090,426	6,049,411	(2,052,987)
Net cash (used in) provided by discontinued operating activities	(1,053,000)	164,000	104,668	118,812	(64,920)
Net cash provided by operating activities	7,569,000	5,473,000	8,195,094	6,168,223	(2,117,907)
Investing activities:
Cash paid for acquisitions, net of cash acquired	(178,014,000)			(3,142,195)	(9,072,725)
Cash paid for capital expenditures	(6,777,000)	(647,000)	(1,495,412)	(333,864)	(351,186)
Cash paid for real estate acquisition	(2,150,000)
Other	(646,000)	(394,000)
Net cash used in continuing investing activities	(187,587,000)	(1,041,000)	(1,495,412)	(3,476,059)	(9,423,911)
Net cash used in discontinued investing activities	(230,000)	(3,000)	(2,802)	65,413	68,633
Net cash used in investing activities	(187,817,000)	(1,044,000)	(1,498,214)	(3,410,646)	(9,355,278)
Financing activities:
Borrowings on long-term debt	135,000,000				3,968,156
Net increase in revolving credit facility	6,500,000
Principal payments on long-term debt	(3,375,000)	(208,000)	(275,055)	(813,516)	(4,525,209)
Repayment of long-term debt	(9,984,000)
Payment of debt issuance costs	(5,907,000)
Contribution from Holdings	51,029,000			2,500,000	10,395,104
Distributions to equity holders	(375,000)	(2,231,000)	(2,296,637)
Other					4,500
Net cash (used in) provided by financing activities of continuing operations			(2,571,692)	1,686,484	9,842,551
Net cash provided by financing activities of discontinuing operations					(5,184)
Net cash provided by (used in) financing activities	172,888,000	(2,439,000)	(2,571,692)	1,686,484	9,837,367
Net (decrease) increase in cash and cash equivalents	(7,360,000)	1,990,000	4,125,188	4,444,061	(1,635,818)
Cash and cash equivalents at beginning of the period	8,614,480	4,489,292	4,489,292	45,231	1,681,049
Cash and cash equivalents at end of the period	1,254,000	6,479,000	8,614,480	4,489,292	45,231
Effect of acquisitions:
Assets acquired, excluding cash	213,073,000
Liabilities assumed	(35,059,000)
Cash paid for acquisitions, net of cash acquired	178,014,000			3,142,195	9,072,725
Supplemental disclosure of cash flow information
Cash paid for interest			$ 587,088	$ 534,088	$ 634,908